Financial instruments by category - Income, expense, gains and losses on financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	$ 4,081	$ 4,084	$ 7,319
Interest expense	(62,536)	(58,282)	$ (60,134)
Foreign exchange gains/(losses)	18,939	(109,266)
Loss from derivative financial instruments	(15,478)	(8,228)
Finance cost related to lease liabilities	(16,502)	(12,532)
Financial asset / liabilities at amortized cost
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	4,081	4,084
Interest expense	(62,536)	(58,282)
Foreign exchange gains/(losses)	18,939	(109,266)
Loss from derivative financial instruments	0	0
Finance cost related to lease liabilities	(16,502)	(12,532)
Assets at fair value through profit or loss | Liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	0	0
Interest expense	0	0
Foreign exchange gains/(losses)	0	0
Loss from derivative financial instruments	(15,478)	(8,228)
Finance cost related to lease liabilities	$ 0	$ 0